Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 596.3	$ 185.3	$ 101.8
Income taxes (received)/paid	(34.1)	(24.7)	$ 14.9
Long-term licensed assets with minimum royalty guarantees	$ 15.4	116.3		$ 42.8
Capital lease obligations remaining		35.3
Noncash contribution expense		$ 10.8